UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                            Washington,  D.C.    20549

                                    FORM 13-F

                                FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:	9-30-00

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):	[   ]  is a restatement.
                                   	[   ]  adds new holdings
                                          	entries

Institutional Investment Manager Filing this Report:

Name:          	J. V. BRUNI AND COMPANY
Address:       	1528 N. Tejon Street
               	Colorado Springs, CO  80907

Form 13F File Number:	28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Jerome V. Bruni
Title:	President
Phone:	(719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni          	Colorado Springs, Colorado	           11-02-00

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	              	0

Form 13F Information Table Entry Total:	        	42

Form 13F Information Table Value Total:    	149,756
                                       			(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                 FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                                                      VALUE  SH/PRN;PUT/INVESTMENT OTHER
      NAME OF ISSUER     TITLE OF CLASS   CUSIP      (X$1000) PUT/CALL  DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                            SOLE  SHARED     NONE
Affiliated Managers Group      Com     008252108      12,318  216,340SH   SOLE      N/A     22,310  0       194,030
Allied Cap Corp New            Com     01903Q108       7,759  373,941SH   SOLE      N/A     38,186  0       335,755
America OnLine Inc Del         Com     02364J104       5,483  102,002SH   SOLE      N/A      9,390  0        92,612
Arrow Electrs Inc.             Com     042735100       1,750   51,370SH   SOLE      N/A      5,600  0        45,770
Belco Oil & Gas Corp         Pfd Conv  077410207         749   49,510SH   SOLE      N/A        800  0        48,710
Belco Oil & Gas Corp           Com     077410108       2,834  319,286SH   SOLE      N/A     38,870  0       280,416
BellSouth Corp                 Com     079860102         208    5,160SH   SOLE      N/A          0  0         5,160
Clayton Homes Inc              Com     184190106       5,497  549,740SH   SOLE      N/A     66,740  0       483,000
CountryWide Cr Inds Inc Del    Com     222372104       5,905  156,416SH   SOLE      N/A     17,560  0       138,856
Covenant Trans Inc             Cl A    22284P105       3,879  416,514SH   SOLE      N/A     46,320  0       370,194
Del Monte Foods Co             Com     24522P103       2,628  424,790SH   SOLE      N/A     66,140  0       358,650
EEX Corp                     Com New   26842V207       2,261  463,780SH   SOLE      N/A     69,600  0       394,180
Equity Office Properties Tr    Com     294741103       2,771   89,196SH   SOLE      N/A      6,556  0        82,640
Equity Residential Pptys Tr Sh Ben Int 29476L107         515   10,721SH   SOLE      N/A        300  0        10,421
Exxon Mobil Corp               Com     30231G102         415    4,656SH   SOLE      N/A          0  0         4,656
First Amern Corp Calif         Com     318522307       6,613  316,770SH   SOLE      N/A     33,980  0       282,790
Franchise Fin Corp Amer        Com     351807102       3,825  170,010SH   SOLE      N/A     18,010  0       152,000
GTS Duratek Inc                Com     36237J107       2,916  376,210SH   SOLE      N/A     39,570  0       336,640
Grant Prideco Inc              Com     38821G101       2,485  113,265SH   SOLE      N/A     10,195  0       103,070
Intrawest Corporation          Com     460915200       4,252  255,760SH   SOLE      N/A     29,740  0       226,020
Kimco Realty Corp              Com     49446R109       1,576   37,297SH   SOLE      N/A      1,740  0        35,557
Manufactured Home Cmntys In    Com     564682102       1,124   44,965SH   SOLE      N/A      1,080  0        43,885
Mestek Inc                     Com     590829107       2,354  143,728SH   SOLE      N/A     12,400  0       131,328
NCI Building Sys Inc           Com     628852105       5,802  396,732SH   SOLE      N/A     40,342  0       356,390
Nabors Inds Inc                Com     629568106      10,354  197,588SH   SOLE      N/A     19,410  0       178,178
Oakwood Homes Corp             Com     674098108         150   99,790SH   SOLE      N/A     24,290  0        75,500
Palm Harbor Homes              Com     696639103       3,925  285,437SH   SOLE      N/A     31,158  0       254,279
Public Storage Inc             Com     74460D109       1,094   45,695SH   SOLE      N/A      5,130  0        40,565
Radian Group Inc               Com     750236101      10,803  160,048SH   SOLE      N/A     15,452  0       144,596
Rouse Co                       Com     779273101       5,354  214,703SH   SOLE      N/A     21,360  0       193,343
SL Green Rlty Corp             Com     78440X101         465   16,570SH   SOLE      N/A        600  0        15,970
Schuff Stl Co                  Com     808156103         499  159,550SH   SOLE      N/A     23,190  0       136,360
Security Cap Group Inc         Cl B    81413P204       4,462  235,640SH   SOLE      N/A     24,500  0       211,140
Simione Central Holdings In    Com     828654301          77   24,112SH   SOLE      N/A      2,105  0        22,007
Smithway Mtr Xpress Corp       Cl A    832653109         480  191,966SH   SOLE      N/A     19,990  0       171,976
Triad Gty Inc                  Com     895925105       5,909  198,622SH   SOLE      N/A     22,500  0       176,122
Transport Corp of Amer Inc     Com     89385P102       1,731  276,984SH   SOLE      N/A     27,918  0       249,066
USFreightways Corp             Com     916906100       4,198  185,050SH   SOLE      N/A     19,170  0       165,880
Verizon Communications         Com     92343V104         244    5,045SH   SOLE      N/A          0  0         5,045
Weatherford Intl Inc           Com     947074100       5,004  116,375SH   SOLE      N/A     10,445  0       105,930
Wells Fargo & Co New           Com     949746101       4,617  100,516SH   SOLE      N/A      8,202  0        92,314
XL Cap Ltd                     Cl A    G98255105       4,471   60,832SH   SOLE      N/A      5,550  0        55,282
